Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
Schedule of Other Current Assets	Other current assets consisted of the following:
	Dec 31, 2023	Dec 31, 2022

Spare parts inventories	2,325,376	3,035,809
Advance payments for orders	286,635	296,581

Total	2,612,011	3,332,390